Share Capital (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Schedule of Warrants [Table Text Block]
At September 30, 2021, the Company had the following outstanding warrants to purchase common shares:

Date issued	Contractual life (years)	Exercise price	Number outstanding	Expiration
August 2017	5	$42.00	37,500	August 11, 2022
August 2017	5	$42.00	11,876	August 16, 2022
August 2017	5	$42.00	25,625	August 22, 2022
April 2018	5	$5.60	111,563	April 17, 2023
March 2020	3	$0.60	31,000	March 23, 2023
April 2020	5	$0.92	579,500	April 30, 2025
May 2021	5	$1.375	224,000	May 27, 2026
July 2021	3	$4.00	2,000,000	*
August 2021	3	$6.50	2,595,488	August 25, 2024
August 2021	3	$7.50	2,595,488	August 25, 2024
September 2021	5	$9.50	11,299,999	September 8, 2026
			19,512,039
* These warrants require shareholder approval to exercise, which has not occurred as of September 30, 2021, and expire on the third anniversary of the initial exercise date.